SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

11.                   SHARE-BASED COMPENSATION

Pursuant to ASC 718, the Company recognized share-based compensation over the requisite service periods and performance condition for any share option and restricted share granted based on the fair values of share option and restricted share on the dates of grant. The fair value of restricted shares and ordinary shares are equal to the market value of the Company’s common stock on the date of grant.

Share-based compensation expense recognized in 2010, 2011 and 2012 was $4,063, $2,421 and $2,074, respectively. No income tax benefit was recognized in the consolidated statements of comprehensive loss for share-based compensation arrangements for the years ended December 31, 2010, 2011 and 2012, respectively, as no tax deduction was claimed.

The Company has two share option plans to honor the contributions of employees and non-employee consultants. The first plan was adopted in March 2004 (the “2004 Plan”). In November 2005, the second plan, the 2005 Share Incentive Plan (the “2005 Plan”) was adopted to replace the 2004 Plan. The two share option plans have contractual life of 10 years from the date of grant.

2004 Plan:

The 2004 Plan provides for the granting of share options to employees and non-employee consultants of the Company. The Company has reserved 12,541,080 ordinary shares for grant under the 2004 Plan.

A majority of the options granted under the 2004 Plan have a vesting period of five years. Under the vesting schedule, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years, or 1/60 of the shares options shall vest monthly over the subsequent four years.

The 2004 Plan was terminated in November 2005, and the remaining options available for grant were transferred to the 2005 Plan.

Employee options:

Under the 2004 Plan, the Company granted total of 10,006,600 share options to employees with an exercise price range of between $1.60 and $3.00.

The Company recognized compensation expenses of $68, nil and nil for the years ended December 31, 2010, 2011 and 2012.

Non-employee options:

Under the 2004 Plan, for the service of non-employee consultants, the Company granted a total of 664,800 share options to non-employees with an exercise price range of between $1.60 and $2.50.

The Company recorded consultancy fee expense with respect to research and development activities of $1, nil and nil for the years ended December 31, 2010, 2011 and 2012, respectively.

2005Plan:

The 2005 Plan provides for the granting of share options and restricted shares to employees and non-employee consultants of the Company. The 3,065,505 share options which were not issued under the 2004 Plan were transferred to the 2005 Plan. Subsequently, another 10,000,000 shares were authorized for future grants.

Options granted thereafter are made under the 2005 Plan and no new options were granted under the 2004 Plan. The Company has reserved 13,065,505 ordinary shares for grant and authorized another 18,000,000 shares under the 2005 Plan as of December 31, 2012. The Board of Directors may terminate the 2005 Plan at any time at its discretion.

Employee options:

Options granted under the 2005 Plan have vesting periods of one year, three years or five years. For options with one year vesting period, 16.7% of the options will be vested one year after the vesting commencement date for every quarterly performance review for the first three quarters of the year in which the Company gives employees satisfactory evaluations, 50% of the shares will be vested one year after the vesting commencement date if the Company gives employees satisfactory evaluations on employees annual performance review. For options with three years vesting period, 1/3 of the share options will vest one year after the grant date and 1/6 shall vest semi-annually over the next two years. For options with a five years vesting period, 20% of the share options will vest one year after the grant date, and 10% of the share options shall vest semi-annually over the next four years.

Under the 2005 Plan, the Company granted 29,178,152 share options to employees prior to 2012 and 2,575,885 shares options during 2012 with an exercise price of $0.0001.

The Company recognized $3,373, $2,126 and $1,313 in share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

Employeerestricted shares:

Under the 2005 Plan, the Company granted 3,440,600 restricted shares as of December 31, 2012 to employees with vesting period between one and five years.

The Company recognized $318, $123 and $44 in share-based compensation expense for the years ended December 31, 2010, 2011 and 2012, respectively.

Non-employee options:

Under the 2005 Plan, as of December 31, 2012, for services provided by non-employee consultants, the Company granted 1,134,500 share options to non-employees with an exercise price range of between $1.11 and $4.55, there were no non-employee share options granted in 2012.

The Company recorded consultancy fee expense with respect to research and development activities of $18, $4 and $2 for the years ended December 31, 2010, 2011 and 2012, respectively.

Non-employee restricted shares:

The Company recognized nil for the years ended December 31, 2010, 2011 and 2012, respectively.

Under the 2005 Plan, the Company granted 200,000 restricted shares with a vesting period of three years and 30,000 restricted shares with a vesting period of one year to non-employees. The vesting schedule is that 1/36 of the restricted shares will vest each month and 100% vested in one year after the grant date, respectively.

Option repricing under the 2004Planand 2005 Plan:

On May 18, 2012, the Company repriced 20,484,420 outstanding options which were previously granted to the Group’s key employees and board directors. The options, previously all issued pursuant to the 2004 Plan and 2005 Plan and partially repriced on March 27, 2008, were repriced based on the closing price on May 18, 2012 which was $0.195 per ordinary share. The repriced options were previously issued with $0.32 to $4.55 per ordinary share option exercise prices, and the partially repriced options were previously repriced to $0.70 per ordinary share option exercise prices reflecting the market prices of the Company’s stock on March 27, 2008.

The Company recognized the re-pricing related share-based compensation expense of $285, $162 and $715 for the years ended December 31, 2010, 2011 and 2012, respectively.

Ordinary shares granted:

On July 31, 2011, the Company granted 4,000 ordinary shares at the consideration of par value of $0.0001 per share to one resigned senior executive without any conditions and recognized compensation expense of $2 for the year ended December 31, 2011.

Summary of share options granted to both employees and non-employees as of December 31, 2012 is presented below:

		Weighted-
	Number of	average
	options	exercise price
Outstanding at December 31, 2011	28,540,437	0.81
Options granted	2,575,885	*0.00
Options exercised	(425,744)	0.15
Options forfeited	(1,838,039)	1.04
Outstanding at December 31, 2012	28,852,539	0.42
Vested and expected to vest at December 31, 2012	27,659,837	0.43

* The exercise price was $0.0001.

Total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $250, nil and $125, respectively.

The aggregate intrinsic value and weighted-average remaining contractual life for share options vested and expected to vest at December 31, 2012 were $29,909 and 5.05 years, respectively.

The weighted-average grant date fair value of options granted for each of the years ended December 31, 2010, 2011 and 2012 were $0.43,$0.18 and $0.33, respectively.

As of December 31, 2012, total unrecognized share-based compensation expense related to share options was $1,423. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 3.29 years. To the extent the actual forfeiture rate is different from the original estimate, actual share based compensation related to these awards may be different from the expectation.

Summary of restricted shares granted to both employees and non-employees as of December 31, 2012 is presented below:

		Weighted
	Number of	average
	restricted	grant date
	shares	fair value
Non-vested at December 31, 2011	106,000	1.03
Vested	(44,000)	1.01
Non-vested at December 31, 2012	62,000	1.04

As of December 31, 2012, total unrecognized share-based compensation expense related to restricted shares was $36. The unrecognized share-based compensation expense is expected to be recognized over a weighted-average vesting period of 1.42 years. To the extent the actual forfeiture rate is different from the original estimate. Actual share-based compensation related to these awards may be different from the expectation.

The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $482, $66 and $14, respectively.

There were no capitalized share-based compensation expenses for the years ended December 31, 2010, 2011 and 2012.

The following table summarizes information with respect to options outstanding as of December 31, 2012.

	Options outstanding				Options exercisable
		Weighted-				Weighted-
		Average				average
		Remaining	Weighted-	Intrinsic		remaining	Weighted-	Intrinsic
Range of	Number of	Contractual	average	value as of	Number of	contractual	Average	value as of
exercise	options	life	exercise	December	options	life	Exercise	December
price	outstanding	(years)	price	31, 2012	exercisable	(years)	Price	31, 2012

0.01-0.38	21,682,228	5.03	0.19	2,476,034	14,845,093	3.43	0.19	1,744,629
0.40-0.63	143,700	4.14	0.52	—	138,900	3.98	0.53	—
0.68-0.97	1,684,794	4.81	0.77	—	1,403,294	4.26	0.75	—
1.00-1.39	541,570	4.92	1.24	—	493,570	4.69	1.26	—
1.47-1.60	639,036	1.97	1.59	—	639,036	1.97	1.59	—
1.73-2.10	267,700	2.73	1.92	—	267,700	2.73	1.92	—
2.27-2.59	630,000	3.44	2.50	—	630,000	3.44	2.50	—
2.75-2.82	522,500	3.22	2.80	—	522,500	3.22	2.80	—
3.00-3.37	205,500	3.32	3.14	—	205,500	3.32	3.14	—
4.22-4.55	2,535,511	8.93	0.25	730,391	140,000	3.29	4.46	—
	28,852,539	5.19	0.42	3,206,425	19,285,593	3.46	0.54	1,744,629

The estimated grant date fair values of each option outstanding for employees and non-employees range from $0 to $3.36 and $0.64 to $4.41, respectively. The Company estimates the grant date fair value of stock options using a Black-Scholes option-pricing model.

Employee grants:

The assumptions below are for options with 5 years vesting period after grant date.

	2010	2011	2012
Risk-free interest rates (%) (1)	1.31-2.35	1.33-1.75	1.04-1.57
Expected life (2)	5-5.8 years	5.7-5.8 years	5.7-5.8 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

The assumptions below are for options with 1 year vesting period based on performance condition after grant date.

	2010	2011	2012
Risk-free interest rates (%) (1)	—	—	0.18-0.21
Expected life (2)	—	—	1 year
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	—	—	52-59

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 1, 5 or 7 years which is consistent with the expected life of the awards.

(2) From 2010, the Company calculates the expected life of share options based on historical record since the Company has sufficient historical exercise data.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.

Non-employee grants:

	2010	2011	2012
Risk-free interest rates (%) (1)	1.04-2.75	0.79-2.31	0.56-1.22
Expected life (2)	5 years	5 years	5 years
Expected dividend yield (%) (3)	—	—	—
Expected volatility (%) (4)	51-54	50-51	50-51

(1) The risk-free interest rate is based on the United States Treasury Bill for a term of 5 years consistent with the expected life of the awards.

(2) The Company uses the vesting term of 5 years as the expected life of share options for non-employees.

(3) The Company currently has no history or expectation of paying dividends on its ordinary shares.

(4) The Company estimated volatility based on the historical volatilities of the Company.